Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31, 2015	December 31, 2014
	(in thousands)
Land	$1,032,017	$865,424
Buildings and leasehold improvements	1,150,701	975,432
Equipment	1,214,328	1,016,631
Construction in progress	97,412	163,090
Total property and equipment	3,494,458	3,020,577
Less: accumulated depreciation	339,632	221,247
Property and equipment, net	$3,154,826	$2,799,330